Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying Combined and Consolidated Balance Sheets of Antalpha Platform Holding Company and its subsidiaries (collectively the “Company”) as of December 31, 2025 and 2024, and the related Combined and Consolidated Statements of Operations and Comprehensive Income, Shareholders’ Equity, and Cash Flows in each of the years for the three-year period ended December 31, 2025, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows in each of the years for the three-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.